Finance and operating leases - Lease expenses and income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Short-term lease expense	$ 25,617	$ 28,518
Operating lease expense	1,880	2,242
Operating lease income	$ (606)	$ (683)